Share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of changes in outstanding stock options

Changes in Outstanding Stock Option Plans
	Number of shares transferable upon exercise (thousands)			Weighted average exercise price ($)		Weighted average remaining life (years)		Aggregate intrinsic value ($ thousands)
Year ended December 31, 2019	1997 Stock Option Plan	2010 Stock Option Plan	Total	1997 Stock Option Plan	2010 Stock Option Plan	1997 Stock Option Plan	2010 Stock Option Plan
Outstanding at beginning of year	25	189	214	64.51	11.98
Exercised	—	(30)	(30)	—	11.50			659
Expiration at end of plan life	(25)	—	(25)	64.51	—
Outstanding at end of year	—	159	159	—	12.07	0.00	0.73	3,958
Vested and exercisable at end of year	—	159	159	—	12.07	0.00	0.73

	Number of shares transferable upon exercise (thousands)			Weighted average exercise price ($)		Weighted average remaining life (years)		Aggregate intrinsic value ($ thousands)
Year ended December 31, 2018	1997 Stock Option Plan	2010 Stock Option Plan	Total	1997 Stock Option Plan	2010 Stock Option Plan	1997 Stock Option Plan	2010 Stock Option Plan
Outstanding at beginning of year	58	476	534	113.46	11.73
Exercised	—	(287)	(287)	—	11.56			10,172
Forfeitures and cancellations	(33)	—	(33)	150.46	—
Outstanding at end of year	25	189	214	64.51	11.98	0.20	1.67	3,665
Vested and exercisable at end of year	25	189	214	64.51	11.98	0.20	1.67

	Number of shares transferable upon exercise (thousands)			Weighted average exercise price ($)		Weighted average remaining life (years)		Aggregate intrinsic value ($ thousands)
Year ended December 31, 2017	1997 Stock Option Plan	2010 Stock Option Plan	Total	1997 Stock Option Plan	2010 Stock Option Plan	1997 Stock Option Plan	2010 Stock Option Plan
Outstanding at beginning of year	116	1,950	2,066	132.13	11.57
Exercised	—	(1,474)	(1,474)	—	11.51			32,333
Forfeitures and cancellations	(58)	—	(58)	151.20	—
Outstanding at end of year	58	476	534	113.46	11.73	0.63	2.48	11,700
Vested and exercisable at end of year	58	476	534	113.46	11.73	0.63	2.48

Schedule of changes in outstanding ELTIP and EDIP awards

Changes in Outstanding ELTIP and EDIP awards (in thousands of shares transferable upon vesting)
	Year ended
	December 31, 2019		December 31, 2018		December 31, 2017
	EDIP	ELTIP	EDIP	ELTIP	EDIP	ELTIP
Outstanding at beginning of year	234	697	244	679	215	640
Granted	169	317	130	241	132	236
Vested (fair value in 2019: $18.9 million, 2018: $16.0 million, 2017: $10.2 million)	(149)	(389)	(138)	(220)	(102)	(196)
Forfeitures (resignations, retirements, redundancies)	(3)	(7)	(2)	(3)	(1)	(1)
Outstanding at end of year	251	618	234	697	244	679

Schedule of share-based compensation cost recognized in net income

Share-based Compensation Cost Recognized in Net Income
	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	EDIP and ELTIP	EDIP and ELTIP	EDIP and ELTIP
Cost recognized in net income	17,459	11,664	8,110

Schedule of unrecognized compensation cost

Unrecognized Share-based Compensation Cost	December 31, 2019		December 31, 2018
	Unrecognized cost	Weighted average years over which it is expected to be recognized	Unrecognized cost	Weighted average years over which it is expected to be recognized
EDIP	4,744	1.71	4,442	1.73

ELTIP
Time vesting shares	121	0.48	1,746	1.03
Performance vesting shares	9,765	1.80	7,880	1.85
Total unrecognized expense	14,630		14,068